John M. McCann Director, Associate General Counsel Advocacy & Oversight 8500 Andrew Carnegie Boulevard Charlotte, NC 28262 JMccann@tiaa.org Tel: (704) 988.6543 Fax: (704) 988.1615

December 12, 2016

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	TIAA-CREF Funds Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A (File Nos. 333-76651 and 811-09301)

Ladies and Gentlemen:

On behalf of the TIAA-CREF Funds (the “Funds”), we are attaching for filing Post-Effective Amendment No. 100 to the above-captioned registration statement on Form N-1A (“Amendment No. 100”), including exhibits. The main purpose of Amendment No. 100 is to make the initial 485A filing in connection with certain changes to the registration statement of the TIAA-CREF International Bond Fund.

If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-6543.

Sincerely,

/s/ John M. McCann
John M. McCann